SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES (Details) - Convertible Debt [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	267.38	228	222
Measurement Input, Price Volatility [Member] | Minimum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	228.29
Measurement Input, Price Volatility [Member] | Maximum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	256.02
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Debt instrument, measurement input, term		3 days	3 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Debt instrument, measurement input, term	3 days
Measurement Input, Expected Term [Member] | Minimum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, term	2 months 19 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Debt instrument, measurement input, term	10 days
Measurement Input, Expected Term [Member] | Maximum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, term	3 months 10 days
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	4.74	1.28	0.05
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	3.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | New Derivative Instruments [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	4.42
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages		0	0